STOCKHOLDERS’ EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 21, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 08, 2023	Mar. 09, 2023	Jul. 31, 2022	May 17, 2022	Dec. 31, 2019	Nov. 30, 2018
Class of Stock [Line Items]
Common stock, shares issued (in shares)		999,748	2,956,354		999,748
Proceeds from issuance of common stock	$ 11,704		$ 1,250	$ 0
Offering expenses	$ 546
Warrants granted (in shares)									31,250	3,700,000
Warrant exercise price (in usd per share)									$ 0.01	$ 0.9382
Outsanding warrants		$ 0	$ 18		$ 0
Exchange Warrants
Class of Stock [Line Items]
Warrants granted (in shares)	421,589
Warrant exercise price (in usd per share)	$ 14.73
Banker Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)			$ 61.39
Warrants, term							5 years
Number of shares that became exercisable (in shares)			2,402
Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)	253,842
Additional shares converted into common stock (in shares)	1,015,368
GRI Bio, Inc
Class of Stock [Line Items]
Common stock placed into escrow (in shares)	27,148,877
Private GRI
Class of Stock [Line Items]
Common stock, shares issued (in shares)		31,130,077			31,130,077	26,722,077
Proceeds from issuance of common stock					$ 0	$ 100
Stock repurchased during period (in shares)		7,816
Stock repurchased during period, value		$ 124
Purchase price (in usd per share)		$ 15.88
Warrants granted (in shares)									1,169		17,269	25,245
Warrant exercise price (in usd per share)									$ 0.27		$ 0.27	$ 0.27
Number of shares that became exercisable (in shares)		2,720,947			2,720,947	1,405,957
Private GRI | Bridge Warrants
Class of Stock [Line Items]
Warrants granted (in shares)								1,252,490
Warrant exercise price (in usd per share)								$ 1.33
Warrants, term								60 months
Private GRI | Exchange Warrants
Class of Stock [Line Items]
Warrants granted (in shares)								11,272,408
Private GRI | Put Option
Class of Stock [Line Items]
Common stock, shares issued (in shares)												7,816
Put right, share price (in usd per share)												$ 15.88
Investor
Class of Stock [Line Items]
Investment in cash	$ 12,250
Investor | Series A-1 Warrants
Class of Stock [Line Items]
Warrants granted (in shares)							1,269,210
Warrant exercise price (in usd per share)							$ 13.51
Warrants, term							60 months
Investor | Series A-2 Warrants
Class of Stock [Line Items]
Warrants granted (in shares)							1,142,289
Warrant exercise price (in usd per share)							$ 14.74
Investor | Series T Warrants
Class of Stock [Line Items]
Warrants granted (in shares)							814,467
Warrant exercise price (in usd per share)							$ 12.28
Warrants, term							24 months
Investor | Bridge Warrants
Class of Stock [Line Items]
Warrants granted (in shares)							421,589	1,252,490
Warrant exercise price (in usd per share)							$ 1.33	$ 1.33
Warrants, term							60 months	60 months
Investor | Exchange Warrants
Class of Stock [Line Items]
Warrant exercise price (in usd per share)							$ 14.73
Investor | Common Stock | Series A-1 Warrants
Class of Stock [Line Items]
Warrants granted (in shares)							814,467
Warrant exercise price (in usd per share)							$ 13.51
Investor | Common Stock | Series A-2 Warrants
Class of Stock [Line Items]
Warrants granted (in shares)							814,467
Warrant exercise price (in usd per share)							$ 14.74
Investor | Additional Paid-in Capital | Equity Warrants
Class of Stock [Line Items]
Outsanding warrants			$ 5,675
Investor | Additional Paid-in Capital | Bridge Warrants
Class of Stock [Line Items]
Outsanding warrants			2,860
Investor | Additional Paid-in Capital | Banker Warrants
Class of Stock [Line Items]
Outsanding warrants			$ 18
Investor | Private GRI
Class of Stock [Line Items]
Common stock, shares issued (in shares)	6,787,219